Expense Example (Core Balanced Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Balanced Trust
Expense Example:
Year 1	$ 97
Year 3	304
Year 5	529
Year 10	1,176
Series II, Core Balanced Trust
Expense Example:
Year 1	117
Year 3	366
Year 5	636
Year 10	1,407
Series NAV, Core Balanced Trust
Expense Example:
Year 1	92
Year 3	288
Year 5	502
Year 10	$ 1,118